SCHWAB STRATEGIC TRUST
(the Trust)
Schwab® Fixed-Income ETFs
Schwab® 1 – 5 Year Corporate Bond ETF
Schwab® 5 – 10 Year Corporate Bond ETF
Schwab® Short-Term U.S. Treasury ETF
Schwab® Intermediate-Term U.S. Treasury ETF
Schwab® Long-Term U.S. Treasury ETF
(each, the fund)
Supplement dated December 20, 2021 to the fund’s currently effective
Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the
Statutory Prospectus and SAI and should be read in conjunction with the Statutory
Prospectus and SAI.
Effective December 20, 2021 the management fee of Schwab 1 – 5 Year Corporate Bond ETF, Schwab 5 – 10 Year Corporate Bond ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF and Schwab Long-Term U.S. Treasury ETF have been reduced, as follows:
Fund	Current Management Fee	New Management Fee
Schwab 1 – 5 Year Corporate Bond ETF	0.05%	0.04%
Schwab 5 – 10 Year Corporate Bond ETF	0.05%	0.04%
Schwab Short-Term U.S. Treasury ETF	0.05%	0.04%
Schwab Intermediate-Term U.S. Treasury ETF	0.05%	0.04%
Schwab Long-Term U.S. Treasury ETF	0.05%	0.04%

Accordingly, the following changes to the Statutory Prospectus and SAI are effective December 20, 2021:

1.
Schwab 1 – 5 Year Corporate Bond ETF
Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.04
Other expenses	None
Total annual fund operating expenses1	0.04

(1)
The information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$4	$13	$23	$51

2.
Schwab 5 – 10 Year Corporate Bond ETF

Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.04
Other expenses	None
Total annual fund operating expenses1	0.04

(1)
The information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$4	$13	$23	$51

3.
Schwab Short-Term U.S. Treasury ETF

Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.04
Other expenses	None
Total annual fund operating expenses1	0.04

(1)
The information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$4	$13	$23	$51

4.
Schwab Intermediate-Term U.S. Treasury ETF

Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.04
Other expenses	None
Total annual fund operating expenses1	0.04

(1)
The information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$4	$13	$23	$51

5.
Schwab Long-Term U.S. Treasury ETF

Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.04
Other expenses	None
Total annual fund operating expenses1	0.04

(1)
The information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$4	$13	$23	$51

6.
Schwab Fixed-Income ETFs’ SAI

SAI – Under “Advisory Agreement” in the “Investment Advisory and Other Services” section: The table following the third paragraph is revised to reflect the reduction of the management fees to Schwab 1 – 5 Year Corporate Bond ETF, Schwab 5 – 10 Year Corporate Bond ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF and Schwab Long-Term U.S. Treasury ETF:
•
Schwab 1 – 5 Year Corporate Bond ETF from 0.05% to 0.04%

•
Schwab 5 – 10 Year Corporate Bond ETF from 0.05% to 0.04%

•
Schwab Short-Term U.S. Treasury ETF from 0.05% to 0.04%

•
Schwab Intermediate-Term U.S. Treasury ETF from 0.05% to 0.04%

•
Schwab Long-Term U.S. Treasury ETF from 0.05% to 0.04%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
REG116902-00 (12/21)
00269927